Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents	$ 4,944	$ 4,253	$ 3,408
Cash and cash equivalents at the end of the year	340,311	195,321	207,875
Money market paper in financial assets at fair value not held for trading	6,345	6,048	1,066
Money market paper in other financial assets measured at amortized cost	415	6,459	141
Money market paper in financial assets at fair value held for trading	259	2	20
Dividends on equity investments, investment funds and associates received in cash	2,296	$ 1,907	$ 2,531
Credit Suisse
Statement Of Cash Flows [Line Items]
Cash and cash equivalents at the end of the year	149,645
Non-core and Legacy
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 4,289